CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Jun. 30, 2020
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	40,716,642	23,971,084
Ordinary shares, shares outstanding	40,716,642	23,971,084